Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate and PRC statutory income tax
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2020	2019	2018
Loss before income taxes	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.00%	(0.03)%	(0.39)%
Effect of additional deduction of research and development expense	6.70%	6.33%	76.11%
Effect of income tax exemptions and reliefs	(0.70)%	0.01%	23.18%
Effect of valuation allowance on deferred income tax assets	(67.10)%	(29.70)%	(116.08)%
Income tax difference under different tax jurisdictions	(2.20)%	-	-
Others	(2.10)%	(2.59)%	(16.06)%
Total	(40.40)%	(0.98)%	(8.24)%

Schedule of provision for income taxes
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Current income tax expense	$623,938	$533,078	$10,571,880
Deferred tax expense (benefit)	8,627,604	(132,767)	(9,672,294)
Income taxes provision	$9,251,542	$400,311	$899,586

Schedule of deferred tax assets and liabilities
	As of December 31,	As of December 31,
	2020	2019
Provision for doubtful accounts	$8,701,439	$8,530,250
Net operating loss carryforward	5,036,643	7,120,737
Accrued expenses and others	3,510,029	287,467
	17,248,111	15,938,454
Less: valuation allowance	(17,095,950)	(7,120,737)

Deferred tax assets	$152,161	$8,817,717

Intangible assets	$153,033	$263,278
Revenue and expense	-	11,724
Deferred tax liabilities	$153,033	$275,002

Total deferred tax assets (liabilities)	$(872)	$8,542,715